Deferred dry-dock and special survey costs, net	12 Months Ended
Dec. 31, 2024
Deferred Dry-dock And Special Survey Costs Net
Deferred dry-dock and special survey costs, net

7. Deferred dry-dock and special survey costs, net:

The movement in deferred charges, net, in the accompanying Consolidated Balance Sheets are as follows:

	Year ended December 31,
	2022	2023	2024

Balance January 1,	$912	$794	$1,622
Additions	266	1,506	(26)
Amortization of special survey costs	(384)	(388)	(382)
Pyxis Malou write-off	—	(168)	—
Pyxis Epsilon write-off	—	(122)	—
Balance December, 31	$794	$1,622	$1,214

During the year ended 2023 “Pyxis Theta” and “Pyxis Karteria” performed their second Special Survey amounted $700 and $806, respectively, of which amount $1,379 paid as of December 31, 2023 and $127 paid as of December 31, 2024. The amortization of the special survey costs is separately reflected in the accompanying Consolidated Statements of Comprehensive Income.